Debt and Allocated Portion of Dean Foods' Debt - Schedule of Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013		$ 15,000
2013, remainder of fiscal year	11,250
2014	15,000	15,000
2015	21,250	21,250
2016	21,250	21,250
2017	437,800	470,550
Thereafter	237,500	237,500
Total outstanding debt	744,050	780,550	456,171
Term Loan A One Facility [Member]
Debt Instrument [Line Items]
2013		12,500
2013, remainder of fiscal year	9,375
2014	12,500	12,500
2015	18,750	18,750
2016	18,750	18,750
2017	187,500	187,500
Total outstanding debt	246,875	250,000
Term Loan A Two Facility [Member]
Debt Instrument [Line Items]
2013		2,500
2013, remainder of fiscal year	1,875
2014	2,500	2,500
2015	2,500	2,500
2016	2,500	2,500
2017	2,500	2,500
Thereafter	237,500	237,500
Total outstanding debt	249,375	250,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
2017	247,800	280,550
Total outstanding debt	$ 247,800	$ 280,550